Secured Loans and Credit Facilities - Terms and Covenants (Details)	12 Months Ended
Dec. 31, 2012
Commerzbank AG
Debt Instrument [Line Items]
Coventants (as defined in the respective loan agreement)

Covenants (as defined in the respective loan agreement):
• The ratio of EBITDA to net interest expenses shall be applicable and not be less than 2.50:1.00 from January 1, 2015 until December 31, 2015 and 3.00:1.00 thereafter.
• The market value adjusted net worth of the Company shall not be less than $75,000,000 until June 30, 2014 and $100,000,000 thereafter.
• Maintain liquid assets in an amount of no less than $650,000 per vessel at any time when the Borrower is not paying any dividends or making any other form of distribution, and an amount equal to six months debt service at any time when the Borrower decides to pay dividends or make any other form of distribution.
• The ratio of maximum net debt to total assets expressed as a percentage shall not exceed 80%.
• The aggregate fair market value of the mortgaged vessels to outstanding loan ratio shall exceed 65% until March 31, 2014, 85% until June 30, 2014, 110% until March 31, 2015, 118% until December 31, 2015 and 120% thereafter.

Unicredit Bank AG
Debt Instrument [Line Items]
Coventants (as defined in the respective loan agreement)

Covenants (as defined in the respective loan agreement):
• The ratio of total liabilities to EBITDA is waived until December 31, 2013 and thereafter, shall not be greater than 6.00:1.00.
• The minimum requirement of market value adjusted net worth of the Company is waived until December 31, 2013 and thereafter, shall not be less than $100,000,000.
• Maintain liquid assets in an amount of no less than $750,000 per vessel at all times.
• The leverage ratio is waived until December 31, 2013 and thereafter, shall not be greater than 0.75:1.00.
• The aggregate fair market value of the mortgaged vessels to outstanding loan ratio is waived until December 31, 2013 and thereafter, shall exceed 110%, subject to further conditions in the event of dividend payment.

Bank of Scotland Plc
Debt Instrument [Line Items]
Coventants (as defined in the respective loan agreement)

Covenants (as defined in the respective loan agreement):
• The market value adjusted net worth of the Company shall not be less than $75,000,000.
• The leverage ratio shall not exceed 0.80:1.00 until December 31, 2014 and 0.75:1.00 thereafter.
• Maintain liquid assets in an amount of no less than $500,000 per vessel at all times.
• The aggregate fair market value of the mortgaged vessels to outstanding loan ratio shall be applicable and exceed 65% from March 31, 2013 until September 30, 2013, then 70% until December 31, 2013, 85% until June 30, 2014, 95% until December 31, 2014 and 100% thereafter.

Bank of Ireland
Debt Instrument [Line Items]
Coventants (as defined in the respective loan agreement)

Covenants (as defined in the respective loan agreement):
• The ratio of the aggregate financial indebtedness to EBITDA is waived until December 31, 2014 and thereafter, shall not exceed 5.00:1.00.
• The minimum requirement of market value adjusted net worth of the Company is waived until December 31, 2014 and thereafter, shall not be less than $50,000,000.
• The leverage ratio is waived until December 31, 2014 and thereafter, shall not be greater than 0.80:1.00.
• Minimum liquid assets requirement is waived until December 31, 2014 and thereafter, the Borrower shall maintain liquid assets in an amount of no less than $500,000 per vessel at all times.
• The fair market value of the mortgaged vessel to outstanding loan ratio is waived until December 31, 2014 and thereafter, shall exceed 110%.

HSH Nordbank AG
Debt Instrument [Line Items]
Coventants (as defined in the respective loan agreement)

Covenants (as defined in the respective loan agreement):
• The market value adjusted net worth of the Company shall not be less than $75,000,000 until December 31, 2014 and $100,000,000 thereafter.
• The leverage ratio shall not exceed 0.80:1.00 until December 31, 2014 and 0.70:1.00 thereafter.
• Maintain liquid assets of an amount equal to at least $500,000 per vessel at all times.
• The fair market value of the mortgaged vessel to outstanding loan ratio shall be applicable and exceed 100% from January 1, 2014 until December 31, 2014 and 125% thereafter.

HSBC Bank Plc
Debt Instrument [Line Items]
Coventants (as defined in the respective loan agreement)

Covenants (as defined in the respective loan agreement):
• The ratio of total liabilities to EBITDA is waived until December 31, 2013 and thereafter, shall not exceed 7.00:1.00.
• The ratio of EBITDA to interest expense is waived until December 31, 2013 and thereafter, shall not be less than 2.50:1.00.
• The market value adjusted net worth of the Company shall be at least $50,000,000 until December 31, 2013 and $100,000,000 thereafter.
• The ratio of total liabilities to value adjusted total assets shall be applicable and not greater than 0.80:1.00 from January 1, 2014 until the final maturity of the facility.
• The fair market value of the mortgaged vessel to outstanding loan ratio shall exceed 105% until December 31, 2013, 110% until December 31, 2014 and 120% thereafter.

Nordea Bank Finland Plc
Debt Instrument [Line Items]
Coventants (as defined in the respective loan agreement)

Covenants (as defined in the respective loan agreement):
• The Company shall maintain a positive working capital at all times, excluding any balloon repayments of long-term loan facilities.
• There is available to the Borrower cash and cash equivalents (including restricted but unpledged cash representing minimum liquidity required to be maintained under any financial indebtedness) which are not subject to any security interest, in an amount of not less than the greater of (i) $10,000,000 or (ii) $750,000 per vessel owned on the last day of the relevant test period.
• The ratio of EBITDA to interest expense is waived until December 31, 2014 and thereafter, shall not be less than 2.50:1.00.
• The ratio of the aggregate financial indebtedness net of cash and cash equivalents (including restricted but unpledged cash representing minimum liquidity required to be maintained under any financial indebtedness) to EBITDA is waived until December 31, 2014 and thereafter, shall not be greater than 5.00:1.00.
• The ratio of the aggregate financial indebtedness net of cash and cash equivalents (including restricted but unpledged cash representing minimum liquidity required to be maintained under any financial indebtedness) to the market value adjusted total assets shall not exceed 0.80:1.00 until December 31, 2014 and 0.70:1.00 thereafter.
• The fair market value of the mortgaged vessels to outstanding loan ratio shall exceed 120% until December 31, 2014 and 130% thereafter.

Additional Covenants
Debt Instrument [Line Items]
Coventants (as defined in the respective loan agreement)

Additional Covenants: Each of the above loan and credit facilities are secured by first priority mortgages on all vessels described in Note 1, other than the M/V Priceless Seas as discussed above, first assignments of all freights, earnings and insurances. They also contain covenants that require the Company to maintain adequate insurance coverage and to obtain the lender’s consent before it changes the flag, class or management of the vessels, or enter into a new line of business. The facility includes customary events of default, including those relating to a failure to pay principal or interest, a breach of covenant, representation and warranty, a cross default to other indebtedness and non-compliance with security documents, and prohibits the Company from paying dividends if the Company is in default on its facilities and if, after giving effect to the payment of the dividend, the Company is in breach of a covenant.

In addition, each of the above loan and credit facilities require a minimum balance of cash and cash equivalents to be maintained at all times with the respective lender, ranging from $375,000 to $750,000 per mortgaged vessel, in excess of any additional cash collateral to be maintained, as defined by the respective loan agreements.

Certain of the above loan and credit facilities restrict the amount of dividends the Company may pay to $0.50 per share per annum and limit the amount of quarterly dividends the Company may pay to 100% of its net income for the immediately preceding financial quarter. In addition, under the existing loan and credit facilities, the Company is required to maintain minimum liquidity after payment of dividends equal to the greater of the next six months’ debt service, $25,000,000 or $1,250,000 per vessel. In addition, according to the supplemental agreement the Company entered into with Bank of Scotland Plc on November 30, 2012 as discussed above, the Company is not permitted to declare or pay any dividends until the maturity of the respective loan agreement.